PREPAYMENTS AND OTHER RECEIVABLES, NET	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
PREPAYMENTS AND OTHER RECEIVABLES, NET

4. PREPAYMENTS AND OTHER RECEIVABLES, NET

	As of December 31,
	2023	2024
	RMB	RMB	USD

Other receivables	188,154	189,066	25,902
Less: allowance for credit loss of other receivables	(42,683)	(28,565)	(3,913)
Prepayments	72,414	72,904	9,988
Deductible input VAT	-	7,565	1,036
Deposits	6,762	7,524	1,031
Prepayment, other receivables and other assets, net	224,647	248,494	34,044
Less: balances net of the discontinued operations	(35,686)	-	-
Prepayment, other receivables other, net of the continued operations	188,961	248,494	34,044

Movement of allowance for credit loss is as follows:

	As of December 31,
	2023	2024
	RMB	RMB	USD
Beginning balance	57,146	42,683	6,012
Exchange difference of beginning balance	-	-	(164)
Reversal of expense	(13,001)	(1,637)	(224)
Less: disposal of discontinued operations	-	(12,481)	(1,710)
Less: dissolution of subsidiaries and branches	(1,462)	-	-
Ending balance	42,683	28,565	3,913

4. PREPAYMENTS AND OTHER RECEIVABLES, NET

	As at December 31,
	2022	2023
	RMB	RMB	USD

Other receivables	76,780	188,154	26,501
Less: allowance for credit loss of other receivables	(57,146)	(42,683)	(6,012)
Prepayments	25,972	72,414	10,199
Deposits	6,711	6,762	953
Prepayment, other receivables and other assets, net	52,317	224,647	31,641
Less: balances net of the discontinued operations	(8,322)	(35,686)	(5,026)
Prepayment, other receivables other, net of the continued operations	43,995	188,961	26,615

Movement of allowance for credit loss is as follows:

	As at December 31,
	2022	2023
	RMB	RMB	USD
Beginning balance	-	57,146	8,049
Charge to (reversal of) expense	57,146	(13,001)	(1,831)
Less: dissolution of subsidiaries and branches	-	(1,462)	(206)
Ending balance	57,146	42,683	6,012